Changes in accounting policies and disclosures - Impact of IFRS 16 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impact of IFRS 16
Income before income tax		$ 131,899	$ 271,459	$ 208,892
Adjusted EBITDA		604,792	$ 667,519	$ 403,924
Increase (decrease) due to IFRS 16
Impact of IFRS 16
Lease liabilities		46,618
Right-of-use assets		46,618
Net current assets		$ (18,379)
Increase (decrease) due to IFRS 16 | Forecast
Impact of IFRS 16
Income before income tax	$ (1,413)
Adjusted EBITDA	$ 17,654